LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of loans receivable portfolio
	2014	2013
	(In thousands)

One- to four-family residential	$231,626	$236,236
Multi-family residential	20,501	22,805
Construction	8,327	7,141
Commercial	81,357	72,755
Consumer	921	2,278
	342,732	341,215
Less:
Undisbursed portion of loans in process	4,300	3,157
Deferred loan origination fees	(899)	(476)
Allowance for loan losses	2,236	1,697

	$337,095	$336,837

Schedule of financing receivable recorded investment
	One-to four
	Family	Multi-family
	Residential	Residential	Construction		Commercial	Consumer	Total
	(In thousands)
Purchased loans	$64,778	$3,345	$-		$24,580	$133	$92,836
Fair value discount - Credit impaired purchased loans	(972)	(3)	-		(323)	-	(1,298)
Fair value discount – Non-impaired purchased loans	(298)	(26)	-		(113)	(14)	(451)
Purchased loans book value(3)	63,508	3,316	-		24,144	119	91,087
Originated loans (1)	168,118	17,185	8,327	(2)	57,213	802	251,645

Ending balance	$231,626	$20,501	$8,327		$81,357	$921	$342,732

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

Schedule of financing receivable recorded investment credit Impaired and non impaired purchased loans receivable
		Credit
	Non-impaired	Impaired
	Purchased Loans	Purchased Loans
	(In thousands)
One-to-four family residential (1)	$59,478	$4,030
Multi-family residential	2,956	360
Construction	-	-
Commercial	17,815	6,329
Consumer	118	1
Total	$80,367	$10,720

(1)	Includes home equity lines of credit

Schedule of accretable discount related to acquired credit impaired loans
(In thousands)
Accretable discount at December 31, 2013:	$1,305
Reclass from nonaccretable difference to accretable discount	5,669
Less transferred to other real estate owned	(96)
Less accretion	(673)
Accretable discount at December 31, 2014:	$6,205